Intangible assets (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		$ 380,226
Ending Balance		410,747	$ 380,226
Licences and Software member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		295,141	200,640
Ending Balance		$ 303,391	$ 295,141
Intangibles, Useful life		<5 years	<5 years
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	$ 85,085	$ 71,492
Ending Balance	[1]	$ 107,356	$ 85,085
Intangibles, Useful life	[1]	<7 years	<7 years
Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		$ 380,226	$ 272,132
Ending Balance		410,747	380,226
Cost [member] | Licences and Software member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		960,556	784,320
Acquisitions		69,442	169,545
Disposals		(46,007)	(9,469)
Foreign currency translation		25,339	(1,414)
Transfers		6,390	17,574
Ending Balance		1,015,720	960,556
Cost [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	168,552	138,982
Acquisitions	[1]	36,227	6,323
Disposals	[1]	(5,643)	0
Foreign currency translation	[1]	2,955	(92)
Transfers	[1]	(4,808)	23,339
Ending Balance	[1]	197,283	168,552
Cost [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		1,129,108	923,302
Acquisitions		105,669	175,868
Disposals		(51,650)	(9,469)
Foreign currency translation		28,294	(1,506)
Transfers		1,582	40,913
Ending Balance		1,213,003	1,129,108
Accumulated amortization [member] | Licences and Software member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(665,415)	(583,680)
Amortization expense		(75,818)	(89,216)
Disposals		46,004	8,744
Foreign currency translation		(20,501)	979
Transfers		3,401	(2,242)
Ending Balance		(712,329)	(665,415)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	(83,467)	(67,490)
Amortization expense	[1]	(15,864)	(18,830)
Disposals	[1]	5,546	0
Foreign currency translation	[1]	(184)	0
Transfers	[1]	4,042	2,853
Ending Balance	[1]	(89,927)	(83,467)
Accumulated amortization [member] | Intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(748,882)	(651,170)
Amortization expense		(91,682)	(108,046)
Disposals		51,550	8,744
Foreign currency translation		(20,685)	979
Transfers		7,443	611
Ending Balance		$ (802,256)	$ (748,882)

[1]	Corresponds mainly to easements.